COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.               COMMITMENTS AND CONTINGENCIES

The Company engages in commitments to originate loans in the ordinary course of business to meet customer financing needs.  Such commitments are generally made following the Company’s usual underwriting guidelines, represent off-balance sheet financial instruments and do not present more than a normal amount of risk.  The following table summarizes the notional amount of these commitments at September 30, 2012 and 2011.

	2012	2011
	(In Thousands)

Commitments to originate residential first and second mortgage loans	$121,096	$70,545
Commitments to originate commercial mortgage loans	46,058	21,744
Commitments to originate non-mortgage loans	12,458	19,436
Unused lines of credit	195,002	194,886

The Company is a defendant in legal actions arising from normal business activities.  Management, after consultation with counsel, believes that the resolution of these actions will not have any material adverse effect on the Company’s consolidated financial statements.